Discontinued Operations - Schedule of Assets and Liabilities of Discontinued Operation (Details) - Discontinued Operations [Member] - USD ($)	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Current Assets:
Cash and cash equivalents	$ 63	$ 9,472
Accounts receivable, net	2,790	149,510
Others receivable	3,189	3,378
Advances and prepayments to suppliers	3,860	5,431
Inventory	45,803	313,530
Subtotal current assets from discontinued operation	55,705	481,321
Property, plant and equipment, net	1,180,994	1,349,625
Total assets from discontinued operation	1,236,699	1,830,946
Current Liabilities:
Accounts payable	766,138	751,135
Accounts payable - related party		263,628
Accrued expenses	82,915	62,754
Other current liabilities	100,402	8,227
Subtotal current liabilities	949,455	1,085,744
Total liabilities of discontinued operation	949,455	1,085,744
Sales	299,881	395,481
Costs of goods sold	349,810	501,711
Gross Profit (Loss)	(49,929)	(106,230)
Selling expenses		3,441
General and administrative expenses	232,890	117,910
Total Operating Expenses	232,890	121,351
Other income (expenses)	58	(76,609)
Loss before income tax	(282,761)	(304,190)
Income tax expense		792
Loss from discontinued operation	(282,761)	(304,982)
Gain from disposal, net of tax	865,085
Total gain (loss) from discontinued operations, net of income taxes	$ 582,324	$ (304,982)